Other non-current liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other non-current liabilities [abstract]
Finance lease payables	¥ 0	¥ 1,442,174
Government grants - Environmental subsidies	1,155,147	1,224,878
Government grants - Other government grants	306,077	320,083
Contract liabilities	2,443,254	2,248,682
Other deferred income	52,760	70,211
Others	888,809	1,114,754
Subtotal	4,846,047	6,420,782
Current portion of finance lease payables	0	(326,048)
Current portion of other non-current liabilities	(65,277)	(149,598)
Subtotal	(65,277)	(475,646)
Total	¥ 4,780,770	¥ 5,945,136